Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	As of December 31,
	2024	2025
	RMB	RMB
Trade name	793,024	904,863
Active user	394,714	389,108
Technology	37,022	63,291
License	51,178	51,211
Non-compete Agreement	—	10,659
Less: accumulated amortization	(537,302)	(576,077)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	(113,866)	(64,230)

Net book value	86,661	240,716

Schedule of Future Amortization Expense

For the year ended December 31,	Amounts
2026	37,994
2027	34,109
2028	26,991
2029	26,466
2030	22,641
Thereafter	92,515

Total	240,716